Capital and funding - Summary of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
Bank loans and overdrafts, current	€ 229	€ 517
Bonds and other loans, current	1,951	5,363
Financial liabilities	277	322
Derivatives, current	48	152
Other financial liabilities, current	77	633
Current financial liabilities	2,582	6,987
Non-current liabilities
Bank loans and overdrafts, non-current	4	4
Bonds and other loans, non-current	24,087	23,285
Lease liabilities, non-current	1,049	1,164
Derivatives, non-current	404	442
Other financial liabilities, non-current	152	171
Non-current financial liabilities	25,696	25,066
Bank loans and overdrafts	233	521
Bonds and other loans	26,038	28,648
Lease liabilities	1,326	1,486
Derivatives	(452)	(594)
Other financial liabilities	229	804
Financial liabilities	28,278	32,053	€ 29,622
Secured liabilities	€ 3	€ 4